Environmental Trust Funds (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Environmental Trust Funds
ENVIRONMENTAL TRUST FUNDS
Balance at beginning of the year	55.5	44.5
Contributions from continuing operations	7.7	8.6
Interest earned	0.6	0.5
Translation adjustment	(3.0)	1.9

Balance at end of the year	60.8	55.5

The trust funds consist of term deposits and equity-linked deposits amounting to US$8.3 million (2017: US$8.6 million) and US$6.5 million (2017: US$7.5 million), respectively, in South Africa, as well as secured cash deposits amounting to US$46.0 million (2017: US$39.6 million) in Ghana.

These funds are intended to fund environmental rehabilitation obligations of the Group’s South African and Ghanaian mines and are not available for general purposes of the Group. All income earned in these funds is reinvested or spent to meet these obligations. The funds are invested in money market and fixed deposits. The obligations which these funds are intended to fund are included in environmental rehabilitation costs under long-term provisions (refer note 25.1). Refer to note 34 for details on environmental obligation guarantees.